Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Prepaid Land Lease Payments [Text Block]
9.	Prepaid Land Lease Payments

	December 31,	December 31,
	2015	2014

Prepaid land lease payments	$11,147	$11,638
Less: accumulated amortization	1,573	1,377
Net carrying value	$9,574	$10,261

The prepaid land lease payments of the Changping facilities of Sinovac Beijing with a net book value of $2,724 (RMB17.6 million) were pledged as collateral (note 11) for a bank loan from China Construction Bank.

The prepaid land lease payments of Sinovac Beijing with a net book value of $327 (RMB2.1 million) were pledged as collateral (note 11) for a bank loan from Bank of Beijing.

The prepaid land lease payments of Sinovac Dalian with a net book value of $3,548 (RMB23.0 million) were pledged as collateral (note 11) for a bank loan from Bank of China.

Amortization expense for prepaid land lease payments for the year ended December 31, 2015 was $261 (2014 - $267, 2013 - $311).